Cash and Investments - Total cash and investments, net of derivative obligations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Cash and Investments
Holding company, cash and investments	$ 1,583.9	$ 1,241.2
Holding company, assets pledged for derivative obligations	197.7	104.6
Holding company cash and investments as presented on the consolidated balance sheet	1,781.6	1,345.8	$ 1,478.3
Holding company, derivative obligations	(32.5)	(19.4)
Holding company cash and investments, net	1,749.1	1,326.4
Portfolio investments, cash and investments	61,000.1	52,330.6
Portfolio investments, assets pledged for derivative obligations	139.3	51.3	119.6
Fairfax India cash, portfolio investments and associates	2,282.7	1,942.8	2,066.0
Portfolio investments as presented on the consolidated balance sheet	63,422.1	54,324.7	$ 51,691.5
Portfolio investments, derivative obligations	(412.4)	(171.6)
Portfolio investments cash and investments, net	63,009.7	54,153.1
Total investments, net of derivative obligations	64,758.8	55,479.5
Restricted cash and cash equivalents	642.3	861.2
Cash and cash equivalents
Cash and Investments
Holding company, cash and investments	406.8	552.1
Portfolio investments, cash and investments	5,157.2	6,203.3
Fairfax India cash, portfolio investments and associates	197.2	184.8
Cash equivalents
Cash and Investments
Holding company, assets pledged for derivative obligations	2.5	40.6
Short term investments
Cash and Investments
Holding company, cash and investments	192.9	126.6
Holding company, assets pledged for derivative obligations	127.8	64.0
Portfolio investments, cash and investments	2,008.4	3,164.9
Fairfax India cash, portfolio investments and associates		49.7
Bonds
Cash and Investments
Holding company, cash and investments	344.3	243.2
Holding company, assets pledged for derivative obligations	67.4
Portfolio investments, cash and investments	36,850.8	28,578.5
Portfolio investments, assets pledged for derivative obligations	139.3	51.3
Fairfax India cash, portfolio investments and associates	39.2	128.2
Preferred stocks
Cash and Investments
Holding company, cash and investments	12.2	11.1
Portfolio investments, cash and investments	2,447.4	2,338.0
Common stocks
Cash and Investments
Holding company, cash and investments	103.5	75.4
Portfolio investments, cash and investments	6,903.4	5,124.3
Fairfax India cash, portfolio investments and associates	616.6	237.5
Investments in limited partnerships	2,171.8	1,982.5
Investments in associates
Cash and Investments
Portfolio investments, cash and investments	6,607.6	6,093.1
Fairfax India cash, portfolio investments and associates	1,429.7	1,342.6
Derivatives
Cash and Investments
Holding company, cash and investments	524.2	232.8
Portfolio investments, cash and investments	448.3	235.0
Other invested assets
Cash and Investments
Portfolio investments, cash and investments	577.0	$ 593.5
Gulf Insurance
Cash and Investments
Portfolio investments, cash and investments	2,372.6
Gulf Insurance | Cash and cash equivalents
Cash and Investments
Portfolio investments, cash and investments	459.9
Gulf Insurance | Short term investments
Cash and Investments
Portfolio investments, cash and investments	376.0
Gulf Insurance | Bonds
Cash and Investments
Portfolio investments, cash and investments	1,136.3
Gulf Insurance | Common stocks
Cash and Investments
Portfolio investments, cash and investments	216.2
Gulf Insurance | Investments in associates
Cash and Investments
Portfolio investments, cash and investments	151.8
Gulf Insurance | Other invested assets
Cash and Investments
Portfolio investments, cash and investments	$ 32.4